Note 2 - Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable (in Dollars)	$ 226,137	$ 0
Property, Plant and Equipment, Salvage Value, Percentage	10.00%
Research and Development Expense (in Dollars)	497,859	164,720
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued (in Dollars)	610,000	310,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate (in Dollars)	291,000	135,000
Statute of limitations, transfer pricing issues	Under special circumstances, the statute of limitations is extended to five years if the underpayment of taxes is more than RMB 100,000. In accordance with the Implementation Regulations of the CIT Law, the statute of limitations in the case of transfer pricing issues is ten years
VAT tax rate, sales	17.00%
Term Of Franchise Agreement	1 year
Initial Franchise Fees (in Dollars)	30,000
Store Build out Subsidy Period	6 years
Decline in Initial Franchise Fees, Description	The franchisee earns 30% of the rebate on its initial purchase from the Company and then at a rate of 5% of each subsequent purchase until fully refunded of its deposit or six months from the agreement date, whichever is earlier
Other Accounts Payable and Accrued Liabilities (in Dollars)	179,786	187,758
Shipping, Handling and Transportation Costs (in Dollars)	623,721	485,069
Advertising Expense (in Dollars)	519,692	455,571
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	155,100	0
Accounts and Other Receivables, Net, Current (in Dollars)	0	203,351
Number of Operating Segments	1
Number of Reportable Segments	1
Major Customers A and B [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	32.00%
Accounts and Other Receivables, Net, Current (in Dollars)	7,310,616	1,953,305
Major Customer A [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	18.00%	24.00%
Major Customer B [Member] | Customer Concentration Risk [Member]
Concentration Risk, Percentage	14.00%
Major Vendor A, B, C and D [Member] | Supplier Concentration Risk [Member]
Concentration Risk, Percentage	48.00%
Major Vendor A [Member] | Supplier Concentration Risk [Member]
Concentration Risk, Percentage	15.00%	11.00%
Major Vendor B [Member] | Supplier Concentration Risk [Member]
Concentration Risk, Percentage	11.00%	10.00%
Major Vendor C [Member] | Supplier Concentration Risk [Member]
Concentration Risk, Percentage	11.00%	10.00%
Major Vendor D [Member] | Supplier Concentration Risk [Member]
Concentration Risk, Percentage	11.00%
Major Vendors A, B and C [Member] | Supplier Concentration Risk [Member]
Concentration Risk, Percentage		31.00%
China, Yuan Renminbi [Member]
Foreign Currency Exchange Rate Description	RMB6.2855 = USD$1.00	RMB6.3009 = USD$1.00
Foreign Currency Weighted-Average Exchange Rate Description	RMB6.3125 = USD$1.00	RMB6.4588 = USD$1.00
Supplier Concentration Risk [Member] | Major Vendor One [Member]
Accounts Payable, Trade (in Dollars)	2,242,851
Supplier Concentration Risk [Member] | Three major vendors [Member]
Accounts Payable, Trade (in Dollars)		1,934,561
Construction in Progress [Member]
Increase (Decrease) in Deposits (in Dollars)	$ 634,830